UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2022

Table of Contents

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
5	Schedule of Investments
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
28	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund
Semiannual Report

For the six-month period ended April 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 through April 30, 2022).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/21 - 4/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A
Actual	$1,000.00	$928.00	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class C
Actual	$1,000.00	$924.90	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.30
Class F
Actual	$1,000.00	$929.30	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.81
Class F3
Actual	$1,000.00	$930.00	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91
Class I
Actual	$1,000.00	$929.40	$2.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class P
Actual	$1,000.00	$927.50	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R2
Actual	$1,000.00	$927.00	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.31
Class R3
Actual	$1,000.00	$926.80	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R4
Actual	$1,000.00	$928.40	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R5
Actual	$1,000.00	$929.50	$2.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class R6
Actual	$1,000.00	$930.00	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.46% for Class C, 0.56% for Class F, 0.38% for Class F3, 0.46% for Class I, 0.91% for Class P, 1.06% for Class R2, 0.96% for Class R3, 0.71% for Class R4, 0.46% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2022

Sector*	%**
Communication Services	0.77%
Consumer Discretionary	6.29%
Consumer Staples	6.23%
Energy	10.36%
Financials	22.21%
Health Care	18.20%
Industrials	12.38%
Information Technology	8.58%
Materials	3.45%
Real Estate	5.21%
Utilities	4.35%
Repurchase Agreements	1.97%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.08%

COMMON STOCKS 93.01%

Aerospace & Defense 4.92%
Northrop Grumman Corp.	356,100	$156,470,340
Raytheon Technologies Corp.	1,395,057	132,404,860
Total		288,875,200

Banks 5.09%
Bank of America Corp.	3,967,700	141,567,536
JPMorgan Chase & Co.	807,142	96,340,469
Signature Bank	250,336	60,643,896
Total		298,551,901

Beverages 2.00%
Coca-Cola Co. (The)	1,818,500	117,493,285

Biotechnology 3.55%
AbbVie, Inc.	1,417,000	208,128,960

Capital Markets 10.23%
Ameriprise Financial, Inc.	540,900	143,603,541
BlackRock, Inc.	83,300	52,035,844
Cboe Global Markets, Inc.	836,933	94,556,690
KKR & Co., Inc.	1,539,000	78,442,830
Morgan Stanley	2,236,700	180,255,653
Nasdaq, Inc.	324,673	51,093,790
Total		599,988,348

Chemicals 1.55%
Nutrien Ltd. (Canada)(a)	554,531	54,482,671
Valvoline, Inc.	1,198,500	36,230,655
Total		90,713,326

Communications Equipment 1.69%
Cisco Systems, Inc.	2,020,767	98,977,168

Containers & Packaging 0.65%
Avery Dennison Corp.	210,000	37,926,000
Investments	Shares	Fair Value
Equity Real Estate Investment Trusts 5.21%
Alexandria Real Estate Equities, Inc.	437,697	$79,730,886
Life Storage, Inc.	612,041	81,089,312
Prologis, Inc.	902,500	144,661,725
Total		305,481,923

Food & Staples Retailing 2.17%
Costco Wholesale Corp.	118,120	62,806,766
Walmart, Inc.	423,700	64,821,863
Total		127,628,629

Health Care Equipment & Supplies 1.56%
Abbott Laboratories	806,900	91,583,150

Health Care Providers & Services 4.45%
UnitedHealth Group, Inc.	513,600	261,191,280

Hotels, Restaurants & Leisure 1.23%
Hilton Worldwide Holdings, Inc.*	465,000	72,209,850

Household Products 2.05%
Procter & Gamble Co. (The)	749,700	120,364,335

Industrial Conglomerates 0.89%
Honeywell International, Inc.	271,300	52,499,263

Information Technology Services 1.57%
Accenture plc Class A (Ireland)(a)	307,590	92,387,732

Insurance 6.90%
Allstate Corp. (The)	1,227,511	155,329,242
American Financial Group, Inc./OH	857,300	118,718,904
Chubb Ltd. (Switzerland)(a)	334,700	69,098,815
Fidelity National Financial, Inc.	1,549,700	61,709,054
Total		404,856,015

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2022

Investments	Shares		Fair Value
Life Sciences Tools & Services 0.65%
Agilent Technologies, Inc.		317,800	$37,904,006

Machinery 2.49%
Dover Corp.		510,500	68,049,650
Parker-Hannifin Corp.		287,530	77,868,875
Total			145,918,525

Media 0.77%
Comcast Corp. Class A		1,132,700	45,036,152

Metals & Mining 1.26%
Reliance Steel & Aluminum Co.		372,300	73,808,475

Multi-Line Retail 1.41%
Target Corp.		362,737	82,939,815

Multi-Utilities 0.91%
Algonquin Power & Utilities Corp.(b)	CAD	3,674,400	53,200,358

Oil, Gas & Consumable Fuels 10.37%
Cheniere Energy, Inc.		822,608	111,718,393
Chevron Corp.		1,191,332	186,645,984
Marathon Petroleum Corp.		1,796,900	156,797,494
Shell plc ADR		2,860,900	152,857,887
Total			608,019,758

Pharmaceuticals 6.38%
Bayer AG(b)	EUR	442,167	29,126,000
Eli Lilly & Co.		344,600	100,667,998
Organon & Co.		2,918,511	94,355,461
Pfizer, Inc.		3,056,258	149,970,580
Total			374,120,039

Road & Rail 4.08%
Norfolk Southern Corp.		374,000	96,447,120
Union Pacific Corp.		608,800	142,635,752
Total			239,082,872
Investments	Shares		Fair Value
Semiconductors & Semiconductor Equipment 1.75%
Lam Research Corp.		119,500	$55,658,320
Texas Instruments, Inc.		274,900	46,801,725
Total			102,460,045

Software 1.30%
Microsoft Corp.		274,900	76,290,248

Specialty Retail 3.12%
Home Depot, Inc. (The)		202,500	60,831,000
Lowe’s Cos., Inc.		433,800	85,775,274
Williams-Sonoma, Inc.		277,300	36,182,104
Total			182,788,378

Technology Hardware, Storage & Peripherals 2.28%
Apple, Inc.		557,060	87,820,509
Samsung Electronics Co. Ltd.(b)	KRW	859,231	45,791,466
Total			133,611,975

Textiles, Apparel & Luxury Goods 0.53%
LVMH Moet Hennessy Louis Vuitton SE(b)	EUR	48,593	31,446,231
Total Common Stocks (cost $4,858,582,314)			$5,455,483,242

CONVERTIBLE PREFERRED STOCKS 5.07%

Electric: Utilities 3.45%
NextEra Energy, Inc.(c)		4,276,400	202,316,484

Health Care Equipment & Supplies 1.62%
Danaher Corp.(d)		69,000	95,192,400
Total Convertible Preferred Stocks (cost $312,835,766)			297,508,884
Total Long-Term Investments (cost $5,171,418,080)			5,752,992,126

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.97%

Repurchase Agreements 1.97%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $129,176,200 of U.S. Treasury Note at 1.625% due 5/15/2031; value: $117,659,466; proceeds: $115,352,408 (cost $115,352,408)	$115,352,408	$115,352,408
Total Investments in Securities 100.05% (cost $5,286,770,488)		5,868,344,534
Other Assets and Liabilities – Net(e) (0.05)%		(2,920,218)
Net Assets 100.00%		$5,865,424,316

ADR	American Depositary Receipt.
CAD	Canadian Dollar.
EUR	Euro.
KRW	South Korean Won.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	The security has a dividend rate of 6.22%.
(d)	The security has a dividend rate of 4.75%.
(e)	Other Assets and Liabilities – Net include net unrealized depreciation on futures contracts as follows:

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

April 30, 2022

Open Futures Contracts at April 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2022	50	Long	$10,620,233	$10,318,750	$(301,483)

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Pharmaceuticals	$344,994,039	$29,126,000	$–	$374,120,039
Technology Hardware, Storage & Peripherals	87,820,509	45,791,466	–	133,611,975
Textiles, Apparel & Luxury Goods	–	31,446,231	–	31,446,231
Remaining Industries	4,916,304,997	–	–	4,916,304,997
Convertible Preferred Stocks	95,192,400	202,316,484	–	297,508,884
Short-Term Investments
Repurchase Agreements	–	115,352,408	–	115,352,408
Total	$5,444,311,945	$424,032,589	$–	$5,868,344,534
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(301,483)	–	–	(301,483)
Total	$(301,483)	$–	$–	$(301,483)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2022

ASSETS:
Investments in securities, at fair value (cost $5,286,770,488)	$5,868,344,534
Cash	3,470
Deposits with brokers for futures collateral	559,990
Foreign cash, at value (cost $333,568)	332,543
Receivables:
Dividends	7,310,978
Capital shares sold	1,660,837
Securities lending income receivable	10,926
Prepaid expenses and other assets	31,580
Total assets	5,878,254,858
LIABILITIES:
Payables:
12b-1 distribution plan	3,965,871
Capital shares reacquired	3,535,766
Directors’ fees	1,969,050
Management fee	1,608,464
Variation margin for futures contracts	390,009
Fund administration	204,051
Accrued expenses	1,157,331
Total liabilities	12,830,542
Commitments and contingent liabilities
NET ASSETS	$5,865,424,316
COMPOSITION OF NET ASSETS:
Paid-in capital	$4,851,539,945
Total distributable earnings (loss)	1,013,884,371
Net Assets	$5,865,424,316

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2022

Net assets by class:
Class A Shares	$5,180,069,449
Class C Shares	$74,847,019
Class F Shares	$224,999,203
Class F3 Shares	$113,536,736
Class I Shares	$144,514,012
Class P Shares	$10,478,074
Class R2 Shares	$766,064
Class R3 Shares	$33,646,021
Class R4 Shares	$10,797,751
Class R5 Shares	$1,404,746
Class R6 Shares	$70,365,241
Outstanding shares by class:
Class A Shares (3.84 billion shares of common stock authorized, $.001 par value)	312,708,671
Class C Shares (300 million shares of common stock authorized, $.001 par value)	4,497,942
Class F Shares (960 million shares of common stock authorized, $.001 par value)	13,573,110
Class F3 Shares (960 million shares of common stock authorized, $.001 par value)	6,783,079
Class I Shares (960 million shares of common stock authorized, $.001 par value)	8,678,691
Class P Shares (200 million shares of common stock authorized, $.001 par value)	633,810
Class R2 Shares (476 million shares of common stock authorized, $.001 par value)	46,149
Class R3 Shares (476 million shares of common stock authorized, $.001 par value)	2,031,270
Class R4 Shares (476 million shares of common stock authorized, $.001 par value)	652,900
Class R5 Shares (476 million shares of common stock authorized, $.001 par value)	84,313
Class R6 Shares (476 million shares of common stock authorized, $.001 par value)	4,206,878
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$16.57
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.58
Class C Shares–Net asset value	$16.64
Class F Shares–Net asset value	$16.58
Class F3 Shares–Net asset value	$16.74
Class I Shares–Net asset value	$16.65
Class P Shares–Net asset value	$16.53
Class R2 Shares–Net asset value	$16.60
Class R3 Shares–Net asset value	$16.56
Class R4 Shares–Net asset value	$16.54
Class R5 Shares–Net asset value	$16.66
Class R6 Shares-Net asset value	$16.73

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $245,203)	$73,358,801
Securities lending net income	11,192
Interest and other	2,091
Interest earned from Interfund Lending (See Note 11)	411
Total investment income	73,372,495
Expenses:
Management fee	9,966,946
12b-1 distribution plan-Class A	6,928,447
12b-1 distribution plan-Class C	404,214
12b-1 distribution plan-Class F	155,437
12b-1 distribution plan-Class P	27,709
12b-1 distribution plan-Class R2	2,639
12b-1 distribution plan-Class R3	92,704
12b-1 distribution plan-Class R4	14,534
Shareholder servicing	2,793,521
Fund administration	1,266,113
Reports to shareholders	141,758
Registration	89,014
Directors’ fees	72,728
Custody	47,567
Professional	45,734
Other	72,439
Gross expenses	22,121,504
Expense reductions (See Note 9)	(15,591)
Fees waived and expenses reimbursed (See Note 3)	(47,567)
Net expenses	22,058,346
Net investment income	51,314,149
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	458,580,659
Net realized gain (loss) on futures contracts	(293,754)
Net realized gain (loss) on foreign currency related transactions	(49,108)
Net change in unrealized appreciation/depreciation on investments	(959,298,325)
Net change in unrealized appreciation/depreciation on futures contracts	(1,447,953)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(9,650)
Net realized and unrealized gain (loss)	(502,518,131)
Net Decrease in Net Assets Resulting From Operations	$(451,203,982)

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income	$51,314,149	$89,632,083
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	458,237,797	655,686,447
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(960,755,928)	1,262,582,087
Net increase (decrease) in net assets resulting from operations	(451,203,982)	2,007,900,617
Distributions to shareholders:
Class A	(186,591,228)	(79,402,570)
Class C	(2,353,585)	(556,341)
Class F	(10,918,756)	(4,761,636)
Class F3	(4,157,506)	(1,961,454)
Class I	(2,437,388)	(2,420,544)
Class P	(406,922)	(151,256)
Class R2	(28,394)	(10,167)
Class R3	(1,198,637)	(461,545)
Class R4	(392,628)	(153,205)
Class R5	(82,945)	(46,228)
Class R6	(2,867,418)	(1,473,981)
Total distributions to shareholders	(211,435,407)	(91,398,927)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	269,800,857	304,243,447
Reinvestment of distributions	194,408,019	82,392,010
Cost of shares reacquired	(546,390,900)	(787,468,824)
Net decrease in net assets resulting from capital share transactions	(82,182,024)	(400,833,367)
Net increase (decrease) in net assets	(744,821,413)	1,515,668,323
NET ASSETS:
Beginning of period	$6,610,245,729	$5,094,577,406
End of period	$5,865,424,316	$6,610,245,729

12	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
4/30/2022(c)	$18.43	$0.14	$(1.41)	$(1.27)	$(0.14)	$(0.45)	$(0.59)
10/31/2021	13.29	0.24	5.15	5.39	(0.25)	–	(0.25)
10/31/2020	15.36	0.31	(1.72)	(1.41)	(0.32)	(0.34)	(0.66)
10/31/2019	15.41	0.29	1.21	1.50	(0.33)	(1.22)	(1.55)
10/31/2018	16.65	0.40	0.23	0.63	(0.33)	(1.54)	(1.87)
10/31/2017	15.03	0.36	2.45	2.81	(0.37)	(0.82)	(1.19)
Class C
4/30/2022(c)	18.51	0.08	(1.42)	(1.34)	(0.08)	(0.45)	(0.53)
10/31/2021	13.35	0.12	5.16	5.28	(0.12)	–	(0.12)
10/31/2020	15.40	0.21	(1.71)	(1.50)	(0.21)	(0.34)	(0.55)
10/31/2019	15.45	0.18	1.21	1.39	(0.22)	(1.22)	(1.44)
10/31/2018	16.65	0.26	0.26	0.52	(0.18)	(1.54)	(1.72)
10/31/2017	15.03	0.24	2.45	2.69	(0.25)	(0.82)	(1.07)
Class F
4/30/2022(c)	18.44	0.16	(1.41)	(1.25)	(0.16)	(0.45)	(0.61)
10/31/2021	13.30	0.27	5.14	5.41	(0.27)	–	(0.27)
10/31/2020	15.37	0.34	(1.73)	(1.39)	(0.34)	(0.34)	(0.68)
10/31/2019	15.42	0.31	1.21	1.52	(0.35)	(1.22)	(1.57)
10/31/2018	16.64	0.43	0.25	0.68	(0.36)	(1.54)	(1.90)
10/31/2017	15.03	0.38	2.45	2.83	(0.40)	(0.82)	(1.22)
Class F3
4/30/2022(c)	18.61	0.17	(1.42)	(1.25)	(0.17)	(0.45)	(0.62)
10/31/2021	13.42	0.30	5.19	5.49	(0.30)	–	(0.30)
10/31/2020	15.49	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)
10/31/2019	15.52	0.34	1.22	1.56	(0.37)	(1.22)	(1.59)
10/31/2018	16.74	0.46	0.24	0.70	(0.38)	(1.54)	(1.92)
4/4/2017 to 10/31/2017(f)	15.94	0.11	0.89	1.00	(0.20)	–	(0.20)
Class I
4/30/2022(c)	18.52	0.16	(1.41)	(1.25)	(0.17)	(0.45)	(0.62)
10/31/2021	13.35	0.28	5.18	5.46	(0.29)	–	(0.29)
10/31/2020	15.43	0.35	(1.73)	(1.38)	(0.36)	(0.34)	(0.70)
10/31/2019	15.48	0.32	1.22	1.54	(0.37)	(1.22)	(1.59)
10/31/2018	16.71	0.45	0.23	0.68	(0.37)	(1.54)	(1.91)
10/31/2017	15.09	0.41	2.44	2.85	(0.41)	(0.82)	(1.23)
Class P
4/30/2022(c)	18.39	0.12	(1.40)	(1.28)	(0.13)	(0.45)	(0.58)
10/31/2021	13.27	0.21	5.13	5.34	(0.22)	–	(0.22)
10/31/2020	15.32	0.29	(1.71)	(1.42)	(0.29)	(0.34)	(0.63)
10/31/2019	15.38	0.26	1.20	1.46	(0.30)	(1.22)	(1.52)
10/31/2018	16.62	0.39	0.23	0.62	(0.32)	(1.54)	(1.86)
10/31/2017	15.01	0.36	2.44	2.80	(0.37)	(0.82)	(1.19)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments, including expense reduction (%)		Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.57	(7.20	)(d)	0.71	(e)	0.71	(e)	0.71	(e)	1.61	(e)	$5,180,069	31	(d)
18.43	40.76		0.71		0.71		0.71		1.44		5,766,066	61
13.29	(9.42)		0.72		0.72		0.72		2.25		4,464,150	63
15.36	10.77		0.71		0.72		0.72		1.96		5,540,059	55
15.41	4.10		0.71		0.71		0.71		2.55		5,540,007	62
16.65	19.54		0.70		0.70		0.70		2.26		5,774,835	69

16.64	(7.51	)(d)	1.46	(e)	1.46	(e)	1.46	(e)	0.86	(e)	74,847	31	(d)
18.51	39.66		1.46		1.46		1.46		0.69		82,118	61
13.35	(10.03)		1.47		1.47		1.47		1.51		69,213	63
15.40	9.88		1.46		1.47		1.47		1.21		117,135	55
15.45	3.34		1.46		1.46		1.46		1.66		133,507	62
16.65	18.62		1.45		1.45		1.45		1.53		334,809	69

16.58	(7.07	)(d)	0.56	(e)	0.56	(e)	0.56	(e)	1.75	(e)	224,999	31	(d)
18.44	40.93		0.56		0.56		0.56		1.59		327,681	61
13.30	(9.27)		0.57		0.57		0.58		2.40		236,683	63
15.37	10.93		0.56		0.57		0.57		2.11		325,597	55
15.42	4.38		0.56		0.56		0.56		2.69		314,764	62
16.64	19.66		0.55		0.55		0.55		2.36		362,708	69

16.74	(7.00	)(d)	0.38	(e)	0.38	(e)	0.38	(e)	1.94	(e)	113,537	31	(d)
18.61	41.14		0.38		0.38		0.38		1.77		123,494	61
13.42	(9.07)		0.39		0.39		0.39		2.58		92,475	63
15.49	11.13		0.39		0.40		0.40		2.28		109,040	55
15.52	4.49		0.39		0.39		0.39		2.88		103,179	62
16.74	6.30	(d)	0.38	(e)	0.38	(e)	0.38	(e)	1.15	(e)	90,582	69

16.65	(7.06	)(d)	0.46	(e)	0.46	(e)	0.46	(e)	1.86	(e)	144,514	31	(d)
18.52	41.14		0.46		0.46		0.46		1.69		155,123	61
13.35	(9.21)		0.47		0.48		0.48		2.49		109,392	63
15.43	10.99		0.46		0.47		0.47		2.17		117,734	55
15.48	4.40		0.46		0.46		0.46		2.83		120,897	62
16.71	19.74		0.46		0.46		0.46		2.56		68,197	69

16.53	(7.25	)(d)	0.91	(e)	0.91	(e)	0.91	(e)	1.41	(e)	10,478	31	(d)
18.39	40.39		0.91		0.91		0.91		1.25		13,156	61
13.27	(9.52)		0.92		0.92		0.93		2.05		9,192	63
15.32	10.49		0.91		0.92		0.92		1.76		13,475	55
15.38	4.03		0.79		0.79		0.79		2.46		14,703	62
16.62	19.48		0.71		0.71		0.71		2.27		17,375	69

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R2
4/30/2022(c)	$18.46	$0.11	$(1.41)	$(1.30)	$(0.11)	$(0.45)	$(0.56)
10/31/2021	13.32	0.18	5.15	5.33	(0.19)	–	(0.19)
10/31/2020	15.37	0.27	(1.72)	(1.45)	(0.26)	(0.34)	(0.60)
10/31/2019	15.43	0.23	1.21	1.44	(0.28)	(1.22)	(1.50)
10/31/2018	16.65	0.34	0.26	0.60	(0.28)	(1.54)	(1.82)
10/31/2017	15.04	0.29	2.46	2.75	(0.32)	(0.82)	(1.14)
Class R3
4/30/2022(c)	18.43	0.12	(1.42)	(1.30)	(0.12)	(0.45)	(0.57)
10/31/2021	13.29	0.20	5.15	5.35	(0.21)	–	(0.21)
10/31/2020	15.35	0.28	(1.72)	(1.44)	(0.28)	(0.34)	(0.62)
10/31/2019	15.40	0.25	1.21	1.46	(0.29)	(1.22)	(1.51)
10/31/2018	16.63	0.36	0.24	0.60	(0.29)	(1.54)	(1.83)
10/31/2017	15.02	0.32	2.44	2.76	(0.33)	(0.82)	(1.15)
Class R4
4/30/2022(c)	18.40	0.14	(1.41)	(1.27)	(0.14)	(0.45)	(0.59)
10/31/2021	13.27	0.24	5.14	5.38	(0.25)	–	(0.25)
10/31/2020	15.33	0.31	(1.71)	(1.40)	(0.32)	(0.34)	(0.66)
10/31/2019	15.39	0.29	1.20	1.49	(0.33)	(1.22)	(1.55)
10/31/2018	16.63	0.40	0.24	0.64	(0.34)	(1.54)	(1.88)
10/31/2017	15.03	0.33	2.48	2.81	(0.39)	(0.82)	(1.21)
Class R5
4/30/2022(c)	18.53	0.17	(1.42)	(1.25)	(0.17)	(0.45)	(0.62)
10/31/2021	13.36	0.28	5.18	5.46	(0.29)	–	(0.29)
10/31/2020	15.44	0.34	(1.72)	(1.38)	(0.36)	(0.34)	(0.70)
10/31/2019	15.49	0.32	1.22	1.54	(0.37)	(1.22)	(1.59)
10/31/2018	16.72	0.45	0.23	0.68	(0.37)	(1.54)	(1.91)
10/31/2017	15.09	0.40	2.46	2.86	(0.41)	(0.82)	(1.23)
Class R6
4/30/2022(c)	18.60	0.17	(1.42)	(1.25)	(0.17)	(0.45)	(0.62)
10/31/2021	13.41	0.30	5.19	5.49	(0.30)	–	(0.30)
10/31/2020	15.48	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)
10/31/2019	15.51	0.33	1.23	1.56	(0.37)	(1.22)	(1.59)
10/31/2018	16.74	0.46	0.23	0.69	(0.38)	(1.54)	(1.92)
10/31/2017	15.10	0.38	2.50	2.88	(0.42)	(0.82)	(1.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments, including expense reduction (%)		Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.60	(7.30	)(d)	1.06	(e)	1.06	(e)	1.06	(e)	1.25	(e)	$766	31	(d)
18.46	40.18		1.06		1.06		1.06		1.10		1,011	61
13.32	(9.68)		1.07		1.07		1.07		1.90		709	63
15.37	10.29		1.06		1.07		1.07		1.60		1,205	55
15.43	3.85		1.06		1.06		1.06		2.16		1,340	62
16.65	19.10		1.05		1.05		1.05		1.81		1,751	69

16.56	(7.32	)(d)	0.96	(e)	0.96	(e)	0.96	(e)	1.37	(e)	33,646	31	(d)
18.43	40.40		0.96		0.96		0.96		1.19		38,948	61
13.29	(9.61)		0.97		0.97		0.98		2.00		32,033	63
15.35	10.49		0.96		0.97		0.97		1.71		44,424	55
15.40	3.91		0.96		0.96		0.96		2.29		41,776	62
16.63	19.20		0.93		0.93		0.93		2.04		46,658	69

16.54	(7.16	)(d)	0.71	(e)	0.71	(e)	0.71	(e)	1.62	(e)	10,798	31	(d)
18.40	40.74		0.71		0.71		0.71		1.44		12,382	61
13.27	(9.37)		0.72		0.73		0.73		2.24		7,558	63
15.33	10.71		0.71		0.72		0.72		1.96		7,687	55
15.39	4.12		0.71		0.71		0.71		2.56		8,434	62
16.63	19.54		0.69		0.69		0.69		2.01		5,220	69

16.66	(7.05	)(d)	0.46	(e)	0.46	(e)	0.46	(e)	1.89	(e)	1,405	31	(d)
18.53	41.10		0.46		0.46		0.46		1.69		2,637	61
13.36	(9.19)		0.48		0.48		0.48		2.51		2,642	63
15.44	10.99		0.46		0.47		0.47		2.16		231	55
15.49	4.39		0.46		0.46		0.46		2.83		47	62
16.72	19.82		0.44		0.44		0.44		2.48		18	69

16.73	(7.00)		0.38	(e)	0.38	(e)	0.38	(e)	1.95	(e)	70,365	31	(d)
18.60	41.17		0.38		0.38		0.38		1.77		87,630	61
13.41	(9.07)		0.39		0.39		0.39		2.56		70,531	63
15.48	11.14		0.39		0.40		0.40		2.20		79,093	55
15.51	4.42		0.39		0.39		0.39		2.89		26,184	62
16.74	19.91		0.39		0.39		0.39		2.32		23,836	69

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the

Notes to Financial Statements (unaudited)(continued)

last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2019 through October 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement

Notes to Financial Statements (unaudited)(continued)

of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of April 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2022 the effective management fee was at an annualized rate of 0.31% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $47,567 of fund administration fees during the six months ended April 30, 2022.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%(1)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2022:

Notes to Financial Statements (unaudited)(continued)

Distributor Commissions	Dealers’ Concessions
$153,505	$825,077

Distributor received CDSCs of $1,738 and $2,236 for Class A and Class C shares, respectively, for the six months ended April 30, 2022.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2022 and the fiscal year ended October 31, 2021 was as follows:

	Six Months Ended 4/30/2022 (unaudited)	Year Ended 10/31/2021
Disributions paid from:
Ordinary income	$51,724,848	$91,398,927
Net long-term capital gains	159,710,559	–
Total distributions paid	$211,435,407	$91,398,927

As of April 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,317,621,356
Gross unrealized gain	796,194,467
Gross unrealized loss	(245,772,772)
Net unrealized security gains/(losses)	$550,421,695

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2022 were as follows:

Purchases	Sales
$1,937,908,093	$2,198,711,642

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2022.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule

Notes to Financial Statements (unaudited)(continued)

17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2022, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2022 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2022, the Fund had futures contracts with unrealized depreciation of $(301,483). Amounts of $(293,754) and $(1,447,953) are included in the Statement of Operations related to futures contracts under the captions Net realized gain/loss on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 95.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$115,352,408	$–	$115,352,408
Total	$115,352,408	$–	$115,352,408

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$115,352,408	$–	$–	$(115,352,408)	$–
Total	$115,352,408	$–	$–	$(115,352,408)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2022.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the Fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended April 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended April 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

The Affiliated Fund utilized the Facility on multiple dates for the period November 12, 2021 through November 14, 2021 with an average borrowing amount of $47,754,000. The average interest rate during the period was 1.33% and total interest paid amounted to $5,293.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2022, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Notes to Financial Statements (unaudited)(continued)

Average Amount Loaned	Average Interest Rate	Interest Income
$27,504,895	0.55%	$411

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from Securities lending net income is included on the Statement of Operations

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2022, the Fund did not have any securities out on loan.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general, and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that the companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market liquidity, currency, political information and other risks.

Notes to Financial Statements (unaudited)(continued)

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2022 (unaudited	)	Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,802,734	$103,643,202	7,918,982	$131,972,494
Converted from Class C*	29,416	518,000	509,076	8,496,861
Reinvestment of distributions	9,381,896	172,047,684	4,336,228	71,894,906
Shares reacquired	(15,392,476)	(275,908,147)	(35,716,260)	(588,388,061)
Increase (decrease)	(178,430)	$300,739	(22,951,974)	$(376,023,800)

Class C Shares
Shares sold	488,523	$8,781,394	723,030	$12,229,574
Reinvestment of distributions	121,315	2,235,613	31,744	527,609
Shares reacquired	(519,071)	(9,266,404)	(996,017)	(16,247,431)
Converted to Class A*	(29,297)	(518,000)	(507,180)	(8,496,861)
Increase (decrease)	61,470	$1,232,603	(748,423)	$(11,987,109)

Class F Shares
Shares sold	2,173,914	$39,183,371	4,482,656	$74,713,314
Reinvestment of distributions	495,112	9,090,434	234,960	3,908,145
Shares reacquired	(6,866,635)	(120,469,227)	(4,742,200)	(77,349,788)
Increase (decrease)	(4,197,609)	$(72,195,422)	(24,584)	$1,271,671

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended April 30, 2022 (unaudited	)	Year Ended October 31, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	670,591	$12,123,435	1,492,392	$25,062,647
Reinvestment of distributions	224,048	4,150,144	116,950	1,959,533
Shares reacquired	(747,316)	(13,482,067)	(1,866,597)	(30,817,250)
Increase (decrease)	147,323	$2,791,512	(257,255)	$(3,795,070)

Class I Shares
Shares sold	5,395,335	$94,820,170	1,762,232	$28,399,922
Reinvestment of distributions	130,452	2,401,187	120,467	2,044,566
Shares reacquired	(5,224,405)	(97,571,075)	(1,696,609)	(27,815,837)
Increase (decrease)	301,382	$(349,718)	186,090	$2,628,651

Class P Shares
Shares sold	45,540	$801,091	204,513	$3,599,895
Reinvestment of distributions	22,101	404,488	9,051	150,378
Shares reacquired	(149,097)	(2,652,124)	(191,139)	(3,209,948)
Increase (decrease)	(81,456)	$(1,446,545)	22,425	$540,325

Class R2 Shares
Shares sold	964	$17,131	5,365	$90,056
Reinvestment of distributions	1,545	28,394	612	10,167
Shares reacquired	(11,107)	(201,270)	(4,446)	(71,188)
Increase (decrease)	(8,598)	$(155,745)	1,531	$29,035

Class R3 Shares
Shares sold	184,634	$3,272,896	571,555	$9,351,958
Reinvestment of distributions	65,347	1,198,624	27,876	461,540
Shares reacquired	(332,389)	(5,885,672)	(895,887)	(14,789,367)
Decrease	(82,408)	$(1,414,152)	(296,456)	$(4,975,869)

Class R4 Shares
Shares sold	51,063	$915,483	211,231	$3,509,171
Reinvestment of distributions	14,163	259,305	5,730	95,887
Shares reacquired	(85,321)	(1,536,166)	(113,461)	(1,848,006)
Increase (decrease)	(20,095)	$(361,378)	103,500	$1,757,052

Class R5 Shares
Shares sold	5,780	$102,973	20,207	$345,075
Reinvestment of distributions	4,494	82,945	2,745	45,480
Shares reacquired	(68,249)	(1,254,559)	(78,364)	(1,288,337)
Decrease	(57,975)	$(1,068,641)	(55,412)	$(897,782)

Class R6 Shares
Shares sold	341,868	$6,139,711	911,592	$14,969,341
Reinvestment of distributions	135,497	2,509,201	77,368	1,293,799
Shares reacquired	(982,290)	(18,164,189)	(1,537,860)	(25,643,611)
Decrease	(504,925)	$(9,515,277)	(548,900)	$(9,380,471)

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and appropriate benchmarks as of various periods ended June 30, 2021. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods and below the median of the performance peer group for the three- and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, the Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The

Approval of Advisory Contract (concluded)

Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3 (06/22)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 28, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: June 28, 2022